                               THE MAINSTAY FUNDS

                  Supplement dated July 6, 2006 ("Supplement")
              to the Prospectus dated March 1, 2006 ("Prospectus")

          This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay MAP Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

          At a meeting held on June 12-13, 2006, the Board of Trustees approved the termination of the subadvisory agreement with one of the Fund's current subadvisors, Jennison Associates LLC ("Jennison") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Fund's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Jennison's replacement. In this regard, the Board of Trustees has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected to be held on or about September 11, 2006. No changes are being proposed with respect to the Fund's other subadvisor, Markston International, LLC.

          To ensure the uninterrupted receipt by the Fund of subadvisory services during the period between the termination of Jennison (on or about June 30, 2006) (the "Termination Date") and the special meeting of shareholders, the Board of Trustees also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the subadvisory agreement with Jennison.

          As of the Termination Date, the information provided below updates certain information set forth in the Prospectus:

     1. Each reference to Jennison is hereby deleted and, as appropriate, replaced with a reference to ICAP.

     2. Delete the paragraphs pertaining to Jennison in the section headed "Investment Process" on page 18 of the Prospectus and replace it with the following:

          ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves three key components: research, valuation and identification of a catalyst.

          Research is key to ICAP's investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies. ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies which ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

          ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product). Before a security is added to the Fund, ICAP's investment team generally discusses, evaluates and approves each recommendation.

          The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

     3. Add the following to the Average Annual Total Returns table on page 20 of the Prospectus:

                                            10 YEARS OR LIFE
                         1 YEAR   5 YEARS       OF CLASS
                         ------   -------   ----------------
Russell 3000(R) Index*    6.12%    1.58%          9.20%

* The Fund has selected the Russell 3000(R) Index as its primary benchmark index in replacement of the Russell Midcap(R) Index. The Fund selected the Russell 3000(R) Index because it believes that this index is more reflective of the Fund's investment style. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. There is no change to the Fund's secondary benchmark index, the S&P 500(R) Index.

     4. Delete the paragraph relating to Jennison in the section headed "Who Manages Your Money?" on page 111 of the Prospectus and replace it with the following:

          Institutional Capital LLC, whose principal place of business is 225 West Wacker Drive, Suite 2400 Chicago, Illinois 60606 serves as Interim Subadvisor to the MAP Fund. ICAP has been an investment adviser since 1970. As of June 30, 2006, ICAP managed over $14 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

     5. Delete reference to Mark G. DeFranco and Brian Gillot as portfolio managers of the Fund, as listed in the section headed "Portfolio Managers" on page 112 of the Prospectus and replace with Robert H. Lyon and Jerrod K. Senser, each of ICAP. Delete the biographies of Mark G. DeFranco and Brian Gillot listed in the section headed "Portfolio Manager Biographies" on page 113 - 114 of the Prospectus and replace with the following:

ROBERT H. LYON - Mr. Lyon, chief executive officer and chief investment officer, joined ICAP in 1976 as a securities analyst. Before 1976, he worked at the First National Bank of Chicago as a strategist and economist. In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president. In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992. He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

JERROD K. SENSER - Mr. Senser, CFA, is co-chief investment officer and a member of the senior investment committee. He is responsible for economic analysis and portfolio strategy. Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham. Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

                  Supplement dated July 6, 2006 ("Supplement")
         to the Statement of Additional Information dated March 1, 2006, as revised on April 28, 2006 and May 31, 2006

          This Supplement updates certain information contained in the above-dated Statement of Additional Information for The MainStay Funds (the "Trust") regarding the MainStay MAP Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

          At a meeting held on June 12-13, 2006, the Board of Trustees approved the termination of the subadvisory agreement with one of the Fund's current subadvisors, Jennison Associates LLC ("Jennison") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Fund's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Jennison's replacement. In this regard, the Board of Trustees has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected be held on or about September 11, 2006. No changes are being proposed with respect to the Fund's other subadvisor, Markston International, LLC.

          To ensure the uninterrupted receipt by the Fund of subadvisory services during the period between the termination of Jennison (on or about June 30, 2006) (the "Termination Date") and the special meeting, the Board of Trustees also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the terms of the subadvisory agreement with Jennison.

          As of the Termination Date, the information provided below updates certain information set forth in the Statement of Additional Information:

1. As appropriate, each reference to Jennison is hereby deleted and replaced with a reference to ICAP.

2. Delete the second paragraph under the heading "The MainStay Funds" on page 1 of the Statement of Additional Information and replace with the following:

          New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the investment adviser for the Funds and has entered into Subadvisory Agreements or an Interim Subadvisory Agreement in the case of ICAP, with the following subadvisors: Markston International LLC ("Markston") and ICAP with respect to the MAP Fund; Winslow Capital Management Inc. ("Winslow Capital") with respect to the Large Cap Growth Fund; MacKay Shields LLC ("MacKay Shields") with respect to the Capital Appreciation Fund, Convertible Fund, Diversified Income Fund, Global High Income Fund, Government Fund, High Yield Corporate Bond Fund, International Equity Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Money Market Fund, Small Cap Growth Fund, Small Cap Value Fund, Tax Free Bond Fund, Total Return Fund and Value Fund. Collectively, these agreements are jointly referred to as the "Subadvisory Agreements." MacKay Shields, Winslow Capital, Markston and ICAP are sometimes jointly referred to as the "Subadvisors" and each individually as a "Subadvisor." There are no subadvisors for the Common Stock Fund and the Equity Index Fund.

3. Delete the chart under the heading "Trustees and Officers" on pages 55-58 of the Statement of Information and replace it with the following:

                                                                                             NUMBER OF FUNDS
                    POSITION(S) HELD WITH                                                   IN FUND COMPLEX            OTHER
     NAME AND          TRUST AND LENGTH               PRINCIPAL OCCUPATION(S)                  OVERSEEN BY         DIRECTORSHIPS
   DATE OF BIRTH          OF SERVICE                  DURING PAST FIVE YEARS                     TRUSTEE          HELD BY TRUSTEE
------------------  ----------------------  ----------------------------------------------  ----------------  ----------------------
INTERESTED TRUSTEE

GARY E.             Indefinite; Chairman    Chairman and Manager, New York Life                    62         Chairman and Director,
WENDLANDT           since 2002, Chief       Investment Management LLC (including                              MainStay VP Series
10/8/50             Executive Officer       predecessor advisory organizations) and New                       Fund, Inc.
                    (2004 to June 2006),    York Life Investment Management Holdings LLC;
                    and Trustee since 2000  Chief Executive Officer, New York Life
                                            Investment Management LLC and New York Life
                                            Investment Management Holdings LLC (2000 to
                                            June 2006); Senior Executive Vice President
                                            for Investment and Finance, New York Life
                                            Insurance Company (since July 2006);
                                            Executive Vice President, New York Life
                                            Insurance Company (1999 to June 2006);
                                            Executive Vice President and Manager, NYLIFE
                                            LLC; Chairman, McMorgan & Company LLC,
                                            Madison Capital Funding LLC, and NYLCAP
                                            Manager LLC; Manager, MacKay Shields LLC;
                                            Executive Vice President, New York Life
                                            Insurance and Annuity Corporation; Chairman,
                                            and Director, MainStay VP Series Fund, Inc.
                                            (25 portfolios); Chief Executive Officer,
                                            MainStay VP Series Fund, Inc. (2002 to June
                                            2006); Chief Executive Officer, Eclipse Funds
                                            (3 Portfolios) and Eclipse Funds Inc. (15
                                            Portfolios) (2005 to June 2006); Executive
                                            Vice President and Chief Investment Officer,
                                            MassMutual Life Insurance Company (1993 to
                                            1999).

NON-INTERESTED TRUSTEES

CHARLYNN GOINS      Indefinite; Trustee     Retired. Chairperson of the Board, New York            19         None
9/15/42             since 2001              City Health and Hospital Corporation.

EDWARD J.           Indefinite; Trustee     Rear Admiral U.S. Navy (Retired); Independent          19         None
HOGAN               since 1996              Management Consultant (1997 to 2002).
8/17/32

TERRY L.            Indefinite; Trustee     Chair, Maryland Democratic Party; Chairman,            19         None
LIERMAN             since 1991              Smartpaper Networks Corporation
1/4/48                                      (communications); Partner, Health Ventures
                                            LLC (2001 to 2005); Vice Chair, Employee
                                            Health Programs (1990 to 2002); Partner,
                                            TheraCom (1994 to 2001); President, Capitol
                                            Associates, Inc. (1984 to 2001).

JOHN B.             Indefinite; Trustee     Chairman, Ulster Television Plc; Pro                   19         Non-Executive
MCGUCKIAN           since 1997              Chancellor, Queen's University (1985 to 2001).                    Director, Allied Irish
11/13/39                                                                                                      Banks Plc; Chairman
                                                                                                              and Non-Executive
                                                                                                              Director, Irish
                                                                                                              Continental Group,
                                                                                                              Plc; Chairman, AIB
                                                                                                              Group (UK) Plc;
                                                                                                              Non-Executive
                                                                                                              Director, Unidare Plc.

DONALD E.        Indefinite; Trustee since   Retired. Vice Chairman, Harbour Group                 19         Director, Adolor
NICKELSON        1994 and Lead               Industries, Inc. (leveraged buyout firm);                        Corporation; Director,
12/9/32          Non-Interested Trustee      President, PaineWebber Group (1988 to 1990).                     First Advantage
                 since 2000                                                                                   Corporation.

RICHARD S.       Indefinite; Trustee since   Chairman (1990 to present) and Chief                  19         None
TRUTANIC         1994                        Executive Officer (1990 to 1999), Somerset
2/13/52                                      Group (financial advisory firm); Managing
                                             Director and Advisor, The Carlyle Group
                                             (private investment firm) (2002 to 2004);
                                             Senior Managing Director, Groupe Arnault
                                             (private investment firm) (1999 to 2002).

ALAN R.          Indefinite; Trustee and     Retired. Partner, Ernst & Young LLP (2002             19         State Farm Associates
LATSHAW          Audit Committee Financial   to 2003); Partner, Arthur Andersen LLP                           Funds Trusts
3/27/51          Expert since 2006           (1976 to 2002).                                                  (4 portfolios); State
                                                                                                              Farm Mutual Fund Trust
                                                                                                              (15 portfolios); State
                                                                                                              Farm Variable Product
                                                                                                              Trust (8 portfolios);
                                                                                                              Utopia Funds
                                                                                                              (4 portfolios).

OFFICERS WHO ARE NOT TRUSTEES

                  Positions Held with the
 NAME AND DATE      Trust and Length of
   OF BIRTH               Service               Principal Occupation(s) During the Past Five Years
--------------   -------------------------   -------------------------------------------------------
ROBERT A.        Chief Legal Officer since   Senior Managing Director, General Counsel, and
ANSELMI          2003                        Secretary, New York Life Investment Management LLC
10/19/46                                     (including predecessor advisory organizations) and New
                                             York Life Investment Management Holdings LLC; Senior
                                             Vice President, New York Life Insurance Company; Vice
                                             President and Secretary, McMorgan & Company LLC;
                                             Secretary, NYLIM Service Company LLC, NYLCAP Manager
                                             LLC, and Madison Capital Funding LLC; Chief Legal
                                             Officer, Eclipse Funds, Eclipse Funds Inc., MainStay VP
                                             Series Fund, Inc., and McMorgan Funds; Managing
                                             Director and Senior Counsel, Lehman Brothers Inc. (1998
                                             to 1999); General Counsel and Managing Director, JP
                                             Morgan Investment Management Inc. (1986 to 1998).

ARPHIELA         Treasurer and Principal     Director and Manager of Fund Accounting and
ARIZMENDI        Financial and Accounting    Administration, New York Life Investment Management LLC
10/26/56         Officer since 2005          (since 2003); Treasurer and Principal Financial and
                                             Accounting Officer, Eclipse Funds, Eclipse Funds Inc.,
                                             and McMorgan Funds (since December 2005), and MainStay
                                             VP Series Fund, Inc. (since March 2006); Assistant
                                             Treasurer, NYLIFE Distributors LLC; Assistant
                                             Treasurer, The MainStay Funds, Eclipse Funds, Eclipse
                                             Funds Inc., MainStay VP Series Fund, Inc., and McMorgan
                                             Funds (1992 to December 2005).

CHRISTOPHER      President since 2005        Executive Vice President, New York Life Investment
O. BLUNT                                     Management LLC and New York Life Investment Management
5/13/62                                      Holdings LLC (since 2004); Manager and Executive Vice
                                             President, NYLIM Product Distribution, NYLIFE
                                             Distributors LLC (since January 2005); Chairman, NYLIM
                                             Service Company LLC (since March 2005); Chairman and
                                             Class C Director, New York Life Trust Company, FSB
                                             (since 2004); Chairman, New York Life Trust Company
                                             (since February 2005); President, Eclipse Funds and
                                             Eclipse Funds Inc. (since 2005); President, MainStay VP
                                             Series Fund, Inc. (since July 2006); Chairman and Chief
                                             Executive Officer, Giving Capital, Inc. (2001 to 2004);
                                             Chief Marketing Officer--Americas, Merrill Lynch
                                             Investment Managers (1999 to 2001); President, Mercury
                                             Funds Distributors (1999 to 2001).

SCOTT T.         Vice President--            Director, New York Life Investment Management LLC
HARRINGTON       Administration since 2005   (including predecessor advisory organizations);
2/8/59                                       Executive Vice President, New York Life Trust Company,
                                             and New York Life Trust Company, FSB (since January
                                             2006); Vice President-- Administration, MainStay VP
                                             Series Fund, Inc., Eclipse Funds, and Eclipse Funds
                                             Inc. (since June 2005).

ALAN J.          Senior Vice President       Managing Director, Mutual Funds/Administration and
KIRSHENBAUM      since July 2006             Chief Financial Officer of Retail Investments, New York
6/25/71                                      Life Investment Management LLC (since July 2006);
                                             Senior Vice President, Eclipse Funds, Eclipse Funds
                                             Inc., and MainStay VP Series Fund, Inc. (since June
                                             2006); Chief Financial Officer, Bear Stearns Asset
                                             Management (1999 to May 2006).

ALISON H.        Vice President--            Senior Managing Director and Chief Compliance Officer
MICUCCI          Compliance (2004 to June    (since March 2006), and Managing Director and Chief
12/16/65         2006); Senior Vice          Compliance Officer (2003 to February 2006), New York
                 President and Chief         Life Investment Management LLC; Managing Director and
                 Compliance Officer since    Chief Compliance Officer, New York Life Investment
                 July 2006                   Management Holdings LLC (2003 to present); Senior
                                             Managing Director, Compliance (since March 2006) and
                                             Managing Director, Compliance (2003 to February 2006),
                                             NYLIFE Distributors LLC; Senior Vice President and
                                             Chief Compliance Officer, Eclipse Funds, Eclipse Funds
                                             Inc., and MainStay VP Series Fund, Inc. (since June
                                             2006); Vice President--Compliance, Eclipse Funds,
                                             Eclipse Funds Inc., and MainStay VP Series Fund, Inc.
                                             (until June 2006); Deputy Chief Compliance Officer, New
                                             York Life Investment Management LLC (2002 to 2003);
                                             Vice President and Compliance Officer, Goldman Sachs
                                             Asset Management (1999 to 2002).

MARGUERITE       Secretary since 2004        Managing Director and Associate General Counsel, New
E. H. MORRISON                               York Life Investment Management LLC (since 2004);
3/26/56                                      Managing Director and Secretary, NYLIFE Distributors
                                             LLC; Secretary, Eclipse Funds, Eclipse Funds Inc., and
                                             MainStay VP Series Fund, Inc.; Chief Legal
                                             Officer--Mutual Funds and Vice President and Corporate
                                             Counsel, The Prudential Insurance Company of America
                                             (2000 to 2004).

BRIAN A.         Chief Executive Officer     Member of the Board of Managers and President (since
MURDOCK          since July 2006             2004), and Chief Executive Officer (since July 2006),
3/14/56                                      New York Life Investment Management LLC and New York
                                             Life Investment Management Holdings LLC; Senior Vice
                                             President, New York Life Insurance Company (since
                                             2004); Chairman of the Board and President, NYLIFE
                                             Distributors LLC (since 2004); Member of the Board of
                                             Managers, Madison Capital Funding LLC (since 2004);
                                             Member of the Board of Managers, NYLCAP Manager LLC
                                             (since 2004); Chief Executive Officer, Eclipse Funds,
                                             Eclipse Funds Inc. and MainStay VP Series Fund, Inc.
                                             (since July 2006); Chief Operating Officer, Merrill
                                             Lynch Investment Managers (2003 to 2004); Chief
                                             Investment Officer, MLIM Europe and Asia (2001 to
                                             2003); President of Merrill Japan and Chairman of
                                             MLIM's Pacific Region (1999 to 2001).

RICHARD W.       Vice President--Tax since   Vice President, New York Life Insurance Company; Vice
ZUCCARO          1991                        President, New York Life Insurance and Annuity
12/12/49                                     Corporation, New York Life Trust Company, FSB, NYLIFE
                                             Insurance Company of Arizona, NYLIFE LLC, and NYLIFE
                                             Securities Inc.; Vice President, Tax, NYLIFE
                                             Distributors LLC; Tax Vice President, New York Life
                                             International, LLC, New York Life Trust Company, and
                                             NYLIM Service Company LLC; Vice President--Tax, Eclipse
                                             Funds and Eclipse Funds Inc. (since 1993), and MainStay
                                             VP Series Fund, Inc. (since 1991).

* A Trustee is considered to be an interested person of the Trust within the meaning of the 1940 Act because of an affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., NYLIFE Securities Inc., and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years." All Trustees not considered to be interested persons of the Trust are referred to as "Non-Interested Trustees."

          The officers listed above are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with the Trust, New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past 5 Years."

4. Delete the three paragraphs describing Jennison's proxy voting policies on page 79 of the Statement of Additional Information and replace with the following:

          ICAP has adopted proxy-voting policies and procedures designed to ensure that where clients have delegated proxy-voting authority to ICAP, all proxies are voted in the best interest of such clients without regard to the interests of ICAP or related parties. When a client retains ICAP, the firm generally determines through its investment management agreement, whether it will vote proxies on behalf of that client. In situations where ICAP's interests conflict, or appear to conflict, with the interests of the Funds or other client interests, ICAP will take one of the following steps to resolve the conflict:

          - Vote the securities based on a pre-determined voting guideline if the application of the guideline to the matter presented involves little or no discretion on ICAP's part;

          - Vote the securities based upon the recommendation of an independent third party, such as ISS; or

          - Disclose the conflict to the client or, with respect to the Funds, the Funds' Board of Directors (or its delegate) and obtain the client's or Board of Directors' direction to vote the proxies.

5. Delete references to Mark G. DeFranco and Brian M. Gillot in the table labeled "Portfolio Managers" on page 80 of the Statement of Additional Information and replace with the following information provided as of March 31, 2006:

                                                                                      NUMBER OF ACCOUNTS AND ASSETS
                                        NUMBER OF OTHER ACCOUNTS MANAGED              FOR WHICH THE ADVISORY FEE IS
                                          AND ASSETS BY ACCOUNT TYPE(1)                  BASED ON PERFORMANCE(1)
                                  --------------------------------------------  ----------------------------------------
                   FUNDS MANAGED    REGISTERED    OTHER POOLED                  REGISTERED  OTHER POOLED
    PORTFOLIO       BY PORTFOLIO    INVESTMENT     INVESTMENT        OTHER      INVESTMENT   INVESTMENT        OTHER
     MANAGER         MANAGER(1)     COMPANY(2)      VEHICLES      ACCOUNTS(3)     COMPANY     VEHICLES      ACCOUNTS(3)
    ---------      -------------  --------------  ------------  --------------  ----------  ------------  --------------
                                  18 RICs - $6.0                142 Accounts -                            8 Accounts -
Robert H. Lyon     MAP Fund       Billion                       $8.1 Billion                              $654.0 million

                                  18 RICs - $6.0                142 Accounts -                            8 Accounts -
Jerrold K. Senser  MAP Fund       Billion                       $8.1 Billion                              $654.0 million

(1) All of the accounts are jointly managed on a team basis by the individuals listed in the table.

(2) Includes other series of registered investment companies for which ICAP acts as sub-adviser. None of ICAP's registered investment company clients charges a performance-based fee.

(3) The fund managers do not manage, either collectively or individually, any other pooled investment vehicles other than as noted above.

6. Delete the paragraphs describing Jennison's portfolio manager compensation on pages 82-83 of the Statement of Additional Information and replace with the following:

          ICAP

          Compensation for key ICAP investment professionals consists of competitive base salary and annual cash bonus. A compensation committee reviews and determines the compensation. The compensation committee determines the base salary and amount of bonus for each individual by examining several quantitative and qualitative factors. For those individuals with specific investment sectors assigned to them, their annual performance relative to the annual performance of that sector in the broad market is an important factor. Other factors include the investment professional's contribution to the investment team's dialogue, the business results and overall business strategy, success of marketing and client servicing as well as managerial and demonstrated leadership. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors. Both the base salary for the upcoming year and the bonus for the current year are determined near the end of each calendar year.

7. Remove reference to Mark G. DeFranco and Brian M. Gillot from the table listing portfolio manger ownership of Fund securities under the section labeled "Portfolio Managers" on page 83 of the Statement of Additional Information and replace with the following information as of March 31, 2006:

PORTFOLIO MANAGER     FUND     DOLLAR RANGE OF OWNERSHIP
-----------------   --------   -------------------------
Robert H. Lyon      MAP Fund               $0

Jerrold K. Senser   MAP Fund               $0

8. Delete the second full paragraph on page 85 of the Statement of Additional Information and replace with the following:

          In the fiscal years ended October 31, 2005 and October 31, 2004, the MainStay MAP Fund paid commissions to Wachovia Capital Markets, an affiliate of the Fund's former Subadvisor, Jennison. The following table sets forth information regarding such payments. No payments to Affiliated Brokers were made in the fiscal year ended October 31, 2003.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                               THE MAINSTAY FUNDS

                  Supplement dated July 6, 2006 ("Supplement")
              to the Prospectus dated April 28, 2006 ("Prospectus")

          This Supplement updates certain information contained in the above-dated Prospectus for The MainStay Funds (the "Trust") regarding the MainStay MAP Fund (the "Fund"), a series of the Trust. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

          At a meeting held on June 12-13, 2006, the Board of Trustees approved the termination of the subadvisory agreement with one of the Fund's current subadvisors, Jennison Associates LLC ("Jennison") and the engagement of Institutional Capital LLC ("ICAP"), an affiliate of the Fund's investment adviser, New York Life Investment Management LLC ("NYLIM"), as Jennison's replacement. In this regard, the Board of Trustees has approved a subadvisory agreement between NYLIM and ICAP (the "New Agreement"). The New Agreement will become effective upon its approval by the Fund's shareholders. A special meeting of shareholders for the purpose of approving the New Agreement is expected to be held on or about September 11, 2006. No changes are being proposed with respect to the Fund's other subadvisor, Markston International, LLC.

          To ensure the uninterrupted receipt by the Fund of subadvisory services during the period between the termination of Jennison (on or about June 30, 2006) (the "Termination Date") and the special meeting of shareholders, the Board of Trustees also approved an interim subadvisory agreement between NYLIM and ICAP (the "Interim Agreement"), which will become effective as of the Termination Date and will remain in effect for the lesser of 150 days or until shareholders approve the New Agreement. The terms of the New Agreement (and the Interim Agreement) are substantially similar to the subadvisory agreement with Jennison.

          As of the Termination Date, the information provided below updates certain information set forth in the Prospectus:

     1. Each reference to Jennison is hereby deleted and, as appropriate, replaced with a reference to ICAP.

     2. Delete the paragraphs pertaining to Jennison in the section headed "Investment Process" on page 10 of the Prospectus and replace it with the following:

          ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves three key components: research, valuation and identification of a catalyst.

          Research is key to ICAP's investment process. ICAP principally employs internally generated research to evaluate the financial condition and business prospects of every company it considers, focusing on those companies where a catalyst is about to occur. ICAP performs fundamental research, generally including communication with the top management at each of these companies, and often the customers, competitors and suppliers of these companies. ICAP uses its proprietary valuation models to identify, from a universe of large- and mid-capitalization companies, those companies which ICAP believes offer the best relative values. According to the models, the stocks of these companies sell below the price-to-earnings ratio warranted by their prospects. From these undervalued companies, ICAP then eliminates from consideration those stocks that exhibit deteriorating earnings trends. By investing in companies with stable-to-improving earnings patterns with reasonable valuations, ICAP attempts to lessen investment risk in the search for superior returns.

          ICAP looks beyond traditional measures of value to find companies where a catalyst for positive change is about to occur. Specifically, ICAP focuses on companies where this catalyst has the potential to produce significant stock appreciation relative to the market over 12 to 18 months. The catalyst can be thematic (e.g., global economic recovery) or company specific (e.g., a corporate restructuring or the introduction of a new product). Before a security is added to the Fund, ICAP's investment team generally discusses, evaluates and approves each recommendation.

          The process does not end with the purchase of a security. ICAP continuously monitors each security and evaluates whether to eliminate a security when its target price is achieved, the catalyst becomes inoperative or another stock offers greater opportunity for appreciation.

     3. Add the following to the Average Annual Total Returns table on page 12 of the Prospectus:

                         1 YEAR   5 YEARS   10 YEARS OR LIFE OF CLASS
                         ------   -------   -------------------------
Russell 3000(R) Index*    6.12%    1.58%              9.20%

* The Fund has selected the Russell 3000(R) Index as its primary benchmark index in replacement of the Russell Midcap(R) Index. The Fund selected the Russell 3000(R) Index because it believes that this index is more reflective of the Fund's investment style. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index. There is no change to the Fund's secondary benchmark index, the S&P 500(R) Index.

     4. Delete the paragraph relating to Jennison in the section headed "Who Manages Your Money?" on page 43 of the Prospectus and replace it with the following:

Institutional Capital LLC, whose principal place of business is 225 West Wacker Drive, Suite 2400 Chicago, Illinois 60606 serves as Interim Subadvisor to the MAP Fund. ICAP has been an investment adviser since 1970. As of June 30, 2006, ICAP managed over $14 billion in assets for institutional and retail clients with a focus on domestic and foreign large cap value equity investments. ICAP is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC.

     5. Delete reference to Mark G. DeFranco and Brian Gillot as portfolio managers of the Fund, as listed in the section headed "Portfolio Managers" on page 43 of the Prospectus and replace with Robert H. Lyon and Jerrod K. Senser, each of ICAP. Delete the biographies of Mark G. DeFranco and Brian Gillot listed in the section headed "Portfolio Manager Biographies" on page 44 of the Prospectus and replace with the following:

ROBERT H. LYON - Mr. Lyon, chief executive officer and chief investment officer, joined ICAP in 1976 as a securities analyst. Before 1976, he worked at the First National Bank of Chicago as a strategist and economist. In 1981, Mr. Lyon joined Fred Alger Management in New York, as an investment analyst and executive vice president. In 1988, he returned to ICAP and initially served as director of research before becoming the president and chief investment officer of the senior investment committee in 1992. He earned a BA in economics from Northwestern University and an MBA from the Wharton School of Finance.

JERROD K. SENSER - Mr. Senser, CFA, is co-chief investment officer and a member of the senior investment committee. He is responsible for economic analysis and portfolio strategy. Before joining ICAP in 1986, Mr. Senser was an economist at Stein Roe & Farnham. Mr. Senser earned a BA in economics from the University of Michigan and an MBA from the University of Chicago.

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